Exhibit 99.1

SLM Student Loan Trust 2010-1

Monthly Servicing Report

Distribution Date 07/25/2025

Collection Period 06/01/2025 - 06/30/2025

Navient Funding, LLC - Depositor

Navient Solutions - Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 06/01/2025 - 06/30/2025, Distribution Date 07/25/2025

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	04/15/2010	05/31/2025	06/30/2025
	Principal Balance	$1,169,871,248.94	$110,666,599.05	$110,043,520.47
	Interest to be Capitalized Balance	12,910,478.57	1,138,726.20	1,140,343.28
	Pool Balance	$1,182,781,727.51	$111,805,325.25	$111,183,863.75
	Capitalized Interest Account Balance	$7,500,000.00	-	-
	Specified Reserve Account Balance	3,028,129.00	- N/A -	- N/A -
	Adjusted Pool (1)	$1,193,309,856.51	$111,805,325.25	$111,183,863.75
	Weighted Average Coupon (WAC)	2.60%	7.67%	7.67%
	Number of Loans	482,706	28,071	27,746
	Aggregate Outstanding Principal Balance - Tbill		$22,297,928.62	$22,216,799.87
	Aggregate Outstanding Principal Balance - SOFR		$89,507,396.63	$88,967,063.88
	Pool Factor		0.092305624	0.091792550
	Since Issued Constant Prepayment Rate		(39.64)%	(39.83)%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	06/25/2025	07/25/2025
	A	78445XAA4	$67,969,562.19	$67,024,926.46
	B	78445XAB2	$36,780,000.00	$36,780,000.00

C	Account Balances	06/25/2025	07/25/2025
	Reserve Account Balance	-	-
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$1,646.24	$3,349.69
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	06/25/2025	07/25/2025
	Adjusted Pool Balance + Supplemental Loan Purchase	$111,805,325.25	$111,183,863.75
	Total Notes	$104,749,562.19	$103,804,926.46
	Difference	$7,055,763.06	$7,378,937.29
	Parity Ratio	1.06736	1.07108

Page 2 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 06/01/2025 - 06/30/2025, Distribution Date 07/25/2025

II.	Trust Activity 06/01/2025 through 06/30/2025

A	Student Loan Principal Receipts
	Borrower Principal	231,845.26
	Guarantor Principal	348,045.43
	Consolidation Activity Principal	463,440.69
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	0.74
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$1,043,332.12
B	Student Loan Interest Receipts
	Borrower Interest	134,885.67
	Guarantor Interest	18,056.75
	Consolidation Activity Interest	13,027.27
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	61.08
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	11,414.70
	Total Interest Receipts	$177,445.47
C	Reserves in Excess of Requirement	-
D	Investment Income	$5,281.59
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	-
	Floor Income Rebate Fees to Dept. of Education	-
	Funds Allocated to the Floor Income Rebate Account	$(1,703.45)
M	AVAILABLE FUNDS	$1,224,355.73
N	Non-Cash Principal Activity During Collection Period	$(420,253.54)
O	Non-Reimbursable Losses During Collection Period	$6,979.80
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 06/01/2025 - 06/30/2025, Distribution Date 07/25/2025

III.	2010-1 Portfolio Characteristics

		06/30/2025				05/31/2025
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	7.32%	14	$58,200.46	0.053%	7.30%	16	$63,450.46	0.057%
	GRACE	7.10%	4	$13,500.00	0.012%	7.64%	12	$30,749.00	0.028%
	DEFERMENT	7.16%	1,846	$7,508,736.02	6.823%	7.18%	1,792	$7,344,344.09	6.636%

REPAYMENT:	CURRENT	7.71%	17,944	$66,167,404.89	60.128%	7.71%	18,300	$67,578,307.32	61.065%
	31-60 DAYS DELINQUENT	7.71%	1,246	$5,788,411.37	5.260%	7.70%	1,155	$4,971,843.51	4.493%
	61-90 DAYS DELINQUENT	7.71%	773	$3,587,868.64	3.260%	7.69%	638	$2,802,862.60	2.533%
	91-120 DAYS DELINQUENT	7.75%	469	$1,920,864.35	1.746%	7.70%	667	$2,848,814.15	2.574%
	> 120 DAYS DELINQUENT	7.73%	2,018	$9,329,373.78	8.478%	7.74%	1,914	$8,854,735.73	8.001%

	FORBEARANCE	7.72%	3,260	$14,961,728.42	13.596%	7.72%	3,398	$15,468,318.44	13.977%
	CLAIMS IN PROCESS	7.73%	172	$707,432.54	0.643%	7.76%	179	$703,173.75	0.635%

TOTAL			27,746	$110,043,520.47	100.00%		28,071	$110,666,599.05	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 06/01/2025 - 06/30/2025, Distribution Date 07/25/2025

IV.	2010-1 Portfolio Characteristics (cont’d)

	06/30/2025	05/31/2025
Pool Balance	$111,183,863.75	$111,805,325.25
Outstanding Borrower Accrued Interest	$5,896,826.94	$5,829,927.49
Borrower Accrued Interest to be Capitalized	$1,140,343.28	$1,138,726.20
Borrower Accrued Interest >30 Days Delinquent	$832,743.17	$789,312.92
Total # Loans	27,746	28,071
Total # Borrowers	10,462	10,593
Weighted Average Coupon	7.67%	7.67%
Weighted Average Remaining Term	208.62	207.97
Non-Reimbursable Losses	$6,979.80	$7,987.60
Cumulative Non-Reimbursable Losses	$6,868,535.70	$6,861,555.90
Since Issued Constant Prepayment Rate (CPR)	-39.83%	-39.64%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$3,858,431.10	$3,858,431.10
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	$67,024,926.46	$67,969,562.19
Note Interest Shortfall	$827,090.31	$661,112.30
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$427,351.26	$476,822.39
Borrower Interest Accrued	$660,566.81	$687,191.17
Interest Subsidy Payments Accrued	$31,064.11	$31,640.56
Special Allowance Payments Accrued	$20,930.54	$21,521.42

Page 5 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 06/01/2025 - 06/30/2025, Distribution Date 07/25/2025

V.	2010-1 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	7.68%	16,715	53,362,848.26	48.492%
	- GSL - Unsubsidized	7.62%	10,658	53,026,723.59	48.187%
	- PLUS (2) Loans	8.45%	317	3,169,001.43	2.880%
	- SLS (3) Loans	8.26%	56	484,947.19	0.441%
	- Consolidation Loans	0.00%	0	-	0.000%
	Total	7.67%	27,746	$110,043,520.47	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	7.67%	20,772	88,812,923.77	80.707%
	- Two Year	7.67%	5,309	16,051,977.04	14.587%
	- Technical	7.72%	1,566	4,864,221.36	4.420%
	- Other	7.74%	99	314,398.30	0.286%
	Total	7.67%	27,746	$110,043,520.47	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 06/01/2025 - 06/30/2025, Distribution Date 07/25/2025

VI.	2010-1 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$1,224,355.73
A	Trustee Fees	-	$1,224,355.73
B	Primary Servicing Fee	$61.75	$1,224,293.98
C	Administration Fee	$6,667.00	$1,217,626.98
D	Class A Noteholders’ Interest Distribution Amount	$272,991.25	$944,635.73
E	Class B Noteholders’ Interest Distribution Amount	-	$944,635.73
F	Class A Noteholders’ Principal Distribution Amount	$944,635.73	-
G	Class B Noteholders’ Principal Distribution Amount	-	-
H	Reserve Account Reinstatement	-	-
I	Unpaid Expenses of The Trustees	-	-
J	Carryover Servicing Fee	-	-
K	Remaining Amounts to the Noteholders after the first auction date	-	-
L	Excess Distribution Certificateholder	-	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$110,043,520.47
B	Interest to be Capitalized	$1,140,343.28
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	-
E	Less: Specified Reserve Account Balance	$(1,211,252.00)
F	Total	$109,972,611.75
G	Class A Notes Outstanding (after application of available funds)	$67,024,926.46
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 06/01/2025 - 06/30/2025, Distribution Date 07/25/2025

VII.	2010-1 Distributions

Distribution Amounts

	A	B
Cusip/Isin	78445XAA4	78445XAB2
Beginning Balance	$67,969,562.19	$36,780,000.00
Index	SOFR	SOFR
Spread/Fixed Rate	0.40%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	6/25/2025	6/25/2025
Accrual Period End	7/25/2025	7/25/2025
Daycount Fraction	0.08333333	0.08333333
Interest Rate*	4.81965%	5.31965%
Accrued Interest Factor	0.004016375	0.000000000
Current Interest Due	$272,991.25	$827,090.31
Interest Shortfall from Prior Period Plus Accrued Interest	-	$664,043.04
Total Interest Due	$272,991.25	$827,090.31
Interest Paid	$272,991.25	-
Interest Shortfall	-	$827,090.31
Principal Paid	$944,635.73	-
Ending Principal Balance	$67,024,926.46	$36,780,000.00
Paydown Factor	0.000797161	0.000000000
Ending Balance Factor	0.056561119	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/abrate.txt.

Page 8 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 06/01/2025 - 06/30/2025, Distribution Date 07/25/2025

VIII.	2010-1 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$104,749,562.19
	Adjusted Pool Balance	$111,183,863.75
	Overcollateralization Amount	$3,000,000.00
	Principal Distribution Amount	$67,969,562.19
	Principal Distribution Amount Paid	$944,635.73

B	Reserve Account Reconciliation
	Beginning Period Balance	-
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	-
	Required Reserve Acct Balance	$1,211,252.00
	Release to Collection Account	-
	Ending Reserve Account Balance	-

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$1,646.24
	Deposits for the Period	$1,703.45
	Release to Collection Account	-
	Ending Balance	$3,349.69

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 06/01/2025 - 06/30/2025, Distribution Date 07/25/2025